Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies (Textual) [Abstract]
Available for sale securities held by company		$ 12,323,000
Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Investment in unconsolidated affiliates under the cost method	less than 20%
Unclaimed revenue for work performed without executed contracts	8,000,000	4,300,000
Maturity period of highly liquid investments at the time of purchases	three months or less
Trade receivables	7,600,000	6,000,000
Short-term retention	6,100,000	4,200,000
Collection period of unbilled amounts	1 year
Revenue recognition Period	1 year
US Treasury Securities [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Available for sale securities held by company		$ 12,300,000
Building [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful lives	30 years
Furniture, fixtures, and office equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful lives	10 years
Furniture, fixtures, and office equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful lives	3 years
Office Equipment and Vehicle [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful lives	3 years